General Information	9 Months Ended
Sep. 30, 2021
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General Information
Note 1—General Information
Ascendis Pharma A/S, together with its subsidiaries is a biopharmaceutical company applying its innovative TransCon technologies to build a leading, fully integrated biopharmaceutical company. Ascendis Pharma A/S was incorporated in 2006 and is headquartered in Hellerup, Denmark. Unless the context otherwise requires, references to the “Company,” “we,” “us” and “our” refer to Ascendis Pharma A/S and its subsidiaries.
The address of the Company’s registered office is Tuborg Boulevard 12,
DK-2900,
Hellerup, Denmark.
On February 2, 2015, the Company completed an initial public offering which resulted in the listing of American Depositary Shares (“ADSs”), representing the Company’s ordinary shares, under the symbol “ASND” in the United States on The Nasdaq Global Select Market.
The Company’s Board of Directors approved these unaudited condensed consolidated interim financial statements on November 10, 2021.